MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT

                                  June 30, 2005

        This report is not to be construed as an offering for sale of any
       Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 3

   Statements of Assets and Liabilities ...................................    4

   Statements of Operations ...............................................    6

   Statements of Changes in Net Assets ....................................    8

   Financial Highlights ...................................................   12

   Notes to Financial Statements ..........................................   17

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                               Semi-Annual Report
                                  June 30, 2005

Dear Policyowner:

      We are pleased to send you the 2005 Semi-Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. At June 30, 2005, Separate Account No. 3 consisted of 20 distinct funds. Each invested in shares of one of 12 funds of Mutual of America
Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I ("Scudder"): the Bond, Capital Growth and International Portfolios; VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund(R) and Asset ManagerSM Portfolios of Fidelity Investments(R) Variable Insurance Products Funds ("Fidelity VIP").

      At June 30, 2005, each of the Funds of Separate Account No. 3 owned shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolio of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 for the six months ended June 30, 2005 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      Beginning July 1, 2005, Separate Account No. 3 added seven new funds to the 20 it previously offered. Three of the new funds invest in new Investment Company funds: the Mid Cap Value, Small Cap Growth and Small Cap Value Funds; one invests in the Fidelity VIP Mid Cap Portfolio; two invest in portfolios of the Vanguard Variable Insurance Fund ("Vanguard"): the Diversified Value and International Portfolios; and one invests in the Oppenheimer Main Street Fund(R)/VA of Oppenheimer Variable Account Funds ("Oppenheimer").

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest, including the seven new investment alternatives, are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Mid Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Mid Cap Value Fund: This Fund seeks to achieve capital appreciation and, to a lesser extent, current income by investing in stocks issued by companies with mid-sized market capitalizations that are believed to be undervalued in the marketplace.

      Investment Company Small Cap Growth Fund: This Fund seeks to achieve capital appreciation by investing in stocks issued by companies with small-sized market capitalizations that are believed to possess above-average growth potential.

      Investment Company Small Cap Value Fund: This Fund seeks to achieve capital appreciation by investing in stocks issued by companies with small-sized market capitalizations that are believed to be undervalued in the marketplace.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund(R) Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset ManagerSM Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      Fidelity VIP Mid Cap Portfolio: This Portfolio seeks long-term capital growth by primarily investing in stocks issued by companies with medium market capitalizations.

      Vanguard Diversified Value Portfolio: This Portfolio seeks to provide long-term capital appreciation and income by primarily investing in stocks of large- and mid-capitalization companies that are considered by the advisor to be undervalued.

      Vanguard  International   Portfolio:   This  Portfolio  seeks  to  provide
long-term capital appreciation by primarily investing in the stocks of companies located outside the United States with above-average growth potential.

      Oppenheimer Main Street Fund(R)/VA: This Portfolio seeks to provide capital growth and current income by primarily investing in the stocks of companies of different capitalization ranges, presently focusing on large-capitalization issuers.

      For the six months ended June 30, 2005, the twenty Separate Account Funds available at that time experienced the following total returns:

      Investment Company Money Market Fund(1)......................       +0.78%
      Investment Company All America Fund..........................       -2.52%
      Investment Company Equity Index Fund.........................       -1.30%
      Investment Company Mid-Cap Equity Index Fund.................       +3.35%
      Investment Company Bond Fund.................................       +1.32%
      Investment Company Short-Term Bond Fund......................       +0.35%
      Investment Company Mid-Term Bond Fund........................       +0.70%
      Investment Company Composite Fund............................       -2.38%
      Investment Company Aggressive Equity Fund....................       -1.38%
      Investment Company Conservative Allocation Fund..............       +0.37%
      Investment Company Moderate Allocation Fund..................       +0.65%
      Investment Company Aggressive Allocation Fund................       +0.34%
      Scudder Bond Fund............................................       +2.14%
      Scudder Capital Growth Fund..................................       +0.96%
      Scudder International Fund...................................       -0.66%
      American Century VP Capital Appreciation Fund................       +4.62%
      Calvert Social Balanced Fund.................................       +1.09%
      Fidelity VIP Equity-Income Fund..............................       -1.67%
      Fidelity VIP II Contrafund...................................       +3.19%
      Fidelity VIP II Asset Manager Fund...........................       -0.71%

      ----------
      (1) The seven-day net annualized effective yield as of 8/16/05 was 2.25% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity VIP during the indicated period. Results as presented are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as the monthly service charge) are not included in the above total returns. Inclusion of such charges would result in a reduction in these total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3 that was in existence on June 30, 2005. Accompanying this report in a separate document are the financial statements for each similarly named fund or portfolio of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                     Sincerely,

                                     /s/ Manfred Altstadt

                                     Manfred Altstadt
                                     Senior Executive Vice President
                                     and Chief Financial Officer,
                                     Mutual of America Life Insurance Company

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2005

                                                                        INVESTMENT COMPANY
                                               ----------------------------------------------------------------------
                                                Money        All       Equity       Mid-Cap
                                               Market      America      Index    Equity Index     Bond     Short-Term
                                                Fund        Fund        Fund         Fund         Fund      Bond Fund
                                               ------     ---------    -------   ------------    -------   ----------
ASSETS:
Investments in Mutual of America
  Investment Corporation at market value
  (Cost:
  Money Market Fund -- $17,222
  All America Fund -- $964,500
  Equity Index Fund -- $933,543
  Mid-Cap Equity Index Fund -- $655,064
  Bond Fund -- $53,446
  Short-Term Bond Fund -- $6,026)
  (Notes 1 and 2) ......................      $  17,690   $ 757,276    $ 830,901    $ 813,950   $  53,067    $   5,954
Due From (To) General Account ..........             74      (1,054)      (1,874)          91         (20)           4
                                              ---------   ---------    ---------    ---------   ---------    ---------
NET ASSETS .............................      $  17,764   $ 756,222    $ 829,027    $ 814,041   $  53,047    $   5,958
                                              =========   =========    =========    =========   =========    =========
UNIT VALUE AT JUNE 30, 2005 ............      $    2.33   $    8.21    $    2.84    $    1.68   $    4.20    $    1.54
                                              =========   =========    =========    =========   =========    =========
NUMBER OF UNITS OUTSTANDING AT
  JUNE 30, 2005 ........................          7,634      92,114      291,827      483,777      12,640        3,859
                                              =========   =========    =========    =========   =========    =========

                                                                        INVESTMENT COMPANY
                                              -----------------------------------------------------------------------
                                                                     Aggressive  Conservative   Moderate   Aggressive
                                              Mid-Term    Composite    Equity     Allocation   Allocation  Allocation
                                              Bond Fund     Fund        Fund         Fund         Fund        Fund
                                              ---------   ---------  ----------  ------------  ----------  ----------
Investments in Mutual of America
  Investment Corporation at market value
  (Cost:
  Mid-Term Bond Fund -- $30,947
  Composite Fund -- $231,351
  Aggressive Equity Fund -- $678,186
  Conservative Allocation Fund -- $607
  Moderate Allocation Fund -- $7,392
  Aggressive Allocation Fund -- $10,588)
  (Notes 1 and 2) ......................      $  30,827   $ 213,764    $ 619,820    $     611   $   7,324    $  11,124
                                              ---------   ---------    ---------    ---------   ---------    ---------
Due From (To) General Account ..........             54         587       (1,470)         (29)         24         (275)
                                              ---------   ---------    ---------    ---------   ---------    ---------
NET ASSETS .............................      $  30,881   $ 214,351    $ 618,350    $     582   $   7,348    $  10,849
                                              =========   =========    =========    =========   =========    =========
UNIT VALUE AT JUNE 30, 2005 ............      $    1.70   $    5.38    $    2.77    $    1.09   $    1.20    $    1.30
                                              =========   =========    =========    =========   =========    =========
NUMBER OF UNITS OUTSTANDING AT
  JUNE 30, 2005 ........................         18,155      39,820      222,968          534       6,124        8,372
                                              =========   =========    =========    =========   =========    =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2005 (UNAUDITED)

                                                                                            American
                                                               Scudder                       Century
                                                  ------------------------------------    ------------
                                                               Capital                     VP Capital
                                                  Bond         Growth    International    Appreciation
                                                  Fund          Fund          Fund            Fund
                                                  ----         ------    -------------    ------------
ASSETS:
Investments in Scudder Portfolios and
  American Century VP Capital Appreciation
  Fund at market value
  (Cost:
  Scudder Bond Fund -- $21,708
  Scudder Capital Growth Fund -- $1,488,682
  Scudder International Fund -- $303,450
  American Century VP capital
    Appreciation Fund -- $157,029)
  (Notes 1 and 2) .........................   $  22,233      $ 1,153,900   $ 237,498      $ 102,790
Due From (To) General Account .............        (684)          (1,780)       (173)           807
                                              ---------      -----------   ---------      ---------
NET ASSETS ................................   $  21,549      $ 1,152,120   $ 237,325      $ 103,597
                                              =========      ===========   =========      =========
UNIT VALUE AT JUNE 30, 2005 ...............   $   17.30      $     32.74   $   16.12      $   14.08
                                              =========      ===========   =========      =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2005 ..........................       1,245           35,188      14,724          7,356
                                              =========      ===========   =========      =========

                                                Calvert                    Fidelity
                                               --------    -----------------------------------------
                                                Social          VIP         VIP II        VIP II
                                               Balanced    Equity-Income    Contra     Asset Manager
                                                 Fund          Fund          Fund          Fund
                                               --------    -------------    ------     -------------
ASSETS:
Investments in Calvert Social Balance
  Portfolio and Fidelity Portfolios at
  market value
  (Cost:
  Calvert Social Balanced Fund -- $71,930
  VIP Equity-Income Fund -- $285,696
  VIP II Contra Fund -- $625,924
  VIP II Asset Manager Fund -- $177,792)
  (Notes 1 and 2) .........................   $  69,208      $  295,945     $ 741,651    $ 174,152
Due From (To) General Account .............        (350)            695         1,868          821
                                              ---------      ----------     ---------    ---------
NET ASSETS ................................   $  68,858      $  296,640     $ 743,519    $ 174,973
                                              =========      ==========     =========    =========
UNIT VALUE AT JUNE 30, 2005 ...............   $    3.33      $    37.81     $   35.06    $   26.32
                                              =========      ==========     =========    =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2005 ..........................      20,693           7,845        21,209        6,647
                                              =========      ==========     =========    =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2005 (Unaudited)

                                                                                     Investment Company
                                                        ---------------------------------------------------------------------------
                                                        Money                                   Mid-Cap
                                                        Market    All American  Equity Index  Equity Index    Bond       Short-Term
                                                         Fund         Fund          Fund          Fund        Fund        Bond Fund
                                                        ------    ------------  ------------  ------------    ----       ----------
INVESTMENT INCOME AND EXPENSES:
  Dividend income (Note 1) ........................    $     --     $     --     $     --     $     --     $     --        $     --
  Expenses (Note 3) ...............................          76        3,330        3,674        3,390          232              26
                                                       --------     --------     --------     --------     --------        --------
NET INVESTMENT INCOME (LOSS) ......................         (76)      (3,330)      (3,674)      (3,390)        (232)            (26)
                                                       --------     --------     --------     --------     --------        --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Note 1):
  Net realized gain (loss) on
    investment transactions .......................         (11)     (23,565)      (4,757)         904          (72)            (6)
  Realized gain distributions .....................          --           --           --           --           --              --
                                                       --------     --------     --------     --------     --------        --------
  Net realized gain (loss) on investments .........         (11)     (23,565)      (4,757)         904          (72)             (6)
                                                       --------     --------     --------     --------     --------        --------
  Net unrealized appreciation
    (depreciation) of investments .................         221        8,553       (2,385)      29,621          986              54
                                                       --------     --------     --------     --------     --------        --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS ......................         210      (15,012)      (7,142)      30,525          914              48
                                                       --------     --------     --------     --------     --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .......................    $    134     $(18,342)    $(10,816)    $ 27,135     $    682        $     22
                                                       ========     ========     ========     ========     ========        ========

                                                                                     Investment Company
                                                      -----------------------------------------------------------------------------
                                                                                Aggressive   Conservative   Moderate     Aggressive
                                                      Mid-Term      Composite      Equity     Allocation   Allocation    Allocation
                                                      Bond Fund       Fund         Fund         Fund          Fund          Fund
                                                      ---------     ---------   ----------   ------------  ----------    ----------
INVESTMENT INCOME AND EXPENSES:
   Dividend income (Note 1) .......................    $     --     $     --     $     --        $  --     $     --        $     --
   Expenses (Note 3) ..............................         146          966        2,674           --           --              --
                                                       --------     --------     --------        -----     --------        --------
NET INVESTMENT INCOME (LOSS) ......................        (146)        (966)      (2,674)          --           --              --
                                                       --------     --------     --------        -----     --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on
     investment transactions ......................        (110)      (3,310)      (4,308)          --           (2)             23
   Realized gain distributions ....................          --           --           --           --           --              --
                                                       --------     --------     --------        -----     --------        --------
   Net realized gain (loss) on investments ........        (110)      (3,310)      (4,308)          --           (2)             23
                                                       --------     --------     --------        -----     --------        --------
   Net unrealized appreciation
     (depreciation) of investments ................         451         (709)      (2,171)           6           88              79
                                                       --------     --------     --------        -----     --------        --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS .....................         341       (4,019)      (6,479)           6           86             102
                                                       --------     --------     --------        -----     --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......................    $    195     $ (4,985)    $ (9,153)       $   6     $     86        $    102
                                                       ========     ========     ========        =====     ========        ========


   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2005 (Unaudited)

                                                                        Scudder                    American Century
                                                          ---------------------------------------  ----------------
                                                                        Capital                       VP Capital
                                                          Bond          Growth      International    Appreciation
                                                          Fund           Fund           Fund             Fund
                                                          ----          ------      -------------  ----------------
INVESTMENT INCOME AND EXPENSES:
  Dividend income (Note 1) ..........................    $   746       $ 11,200       $  3,860         $   --
  Expenses (Note 3) .................................         99          4,946          1,046              507
                                                         -------       --------       --------         --------
NET INVESTMENT INCOME (Loss) ........................        647          6,254          2,814             (507)
                                                         -------       --------       --------         --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Note 1):
  Net realized gain (loss) on investment transactions         88         (1,603)        (1,257)         (21,114)
  Realized gain distributions .......................        227             --             --               --
                                                         -------       --------       --------         --------
  Net realized gain (loss) on investments ...........        315         (1,603)        (1,257)         (21,114)
                                                         -------       --------       --------         --------
  Net unrealized appreciation
    (depreciation) of investments ...................       (504)         7,106         (3,088)          26,412
                                                         -------       --------       --------         --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS ........................       (189)         5,503         (4,345)           5,298
                                                         -------       --------       --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................    $   458       $ 11,757       $ (1,531)        $  4,791
                                                         =======       ========       ========         ========

                                                           Calvert                    Fidelity
                                                          --------    -------------------------------------------
                                                           Social          VIP         VIP II          VIP II
                                                          Balanced    Equity-Income    Contra       Asset Manager
                                                            Fund          Fund          Fund            Fund
                                                          --------    -------------    ------       -------------
INVESTMENT INCOME AND EXPENSES:
  Dividends income (Note 1)...........................   $    --       $  4,900        $   182        $   4,623
  Expenses (Note 3)...................................       304          1,330          3,187              777
                                                         -------       --------        -------        ---------
NET INVESTMENT INCOME (Loss)...........................     (304)         3,570         (3,005)           3,846
                                                         -------       --------        -------        ---------
NET REALIZED AND UNREALIZED
  GAIN (Loss) ON INVESTMENTS (Note 1):
  Net realized gain (loss) on investment transactions...     (44)         1,231          8,651              (77)
  Realized gain distributions...........................      --         10,716          2,131              112
                                                         -------       --------        -------        ---------
  Net realized gain (loss) on investments...............     (44)        11,947         10,782               35
                                                         -------       --------        -------        ---------
  Net unrealized appreciation
    (depreciation) of investments.......................   1,106        (20,955)        14,848           (5,247)
                                                         -------       --------        -------        ---------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS............................   1,062         (9,008)        25,630           (5,212)
                                                         -------       --------        -------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............................. $   758       $ (5,438)       $22,625        $  (1,366)
                                                         =======       ========        =======        =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                     -----------------------------------------------------------------------------------------------
                                            Money Market Fund                All America Fund               Equity Index Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004        (Unaudited)           2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment
     income (loss) ...............        $   (76)        $    35        $ (3,330)       $   2,340        $ (3,674)        $  7,296
   Net realized gain (loss)
     on investments ..............            (11)            (49)        (23,565)          20,128          (4,757)          (9,941)
   Net unrealized appreciation
     (depreciation) of
     investments .................            221              50           8,553           27,500          (2,385)          75,896
                                          -------         -------        --------        ---------        --------         --------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations ................            134              36         (18,342)          49,968         (10,816)          73,251
                                          -------         -------        --------        ---------        --------         --------
From Unit Transactions:
   Contributions .................          3,282           6,539         104,274          167,784          54,745          110,410
   Withdrawals ...................             --              --          (3,517)         (11,705)        (19,608)         (13,980)
   Net Transfers .................         (1,985)         (4,719)        (91,621)        (203,990)        (33,446)         (83,857)
   Contract fees .................           (144)           (275)         (1,524)          (2,993)         (1,182)          (2,220)
                                          -------         -------        --------        ---------        --------         --------
Net Increase (Decrease) from
  Unit Transactions ..............          1,153           1,545           7,612          (50,904)            509           10,353
                                          -------         -------        --------        ---------        --------         --------
NET INCREASE (DECREASE) IN
  NET ASSETS .....................          1,287           1,581         (10,730)            (936)        (10,307)          83,604
NET ASSETS:
Beginning of Period/Year .........         16,477          14,896         766,952          767,888         839,334          755,730
                                          -------         -------        --------        ---------        --------         --------
End of Period/Year ...............        $17,764         $16,477        $756,222        $ 766,952        $829,027         $839,334
                                          =======         =======        ========        =========        ========         ========

                                                                            Investment Company
                                     -----------------------------------------------------------------------------------------------
                                            Mid-Cap Equity
                                              Index Fund                       Bond Fund                     Short-Term Bond Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004        (Unaudited)           2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment
     income (loss) ...............       $ (3,390)       $  1,130         $  (232)        $  1,744          $  (26)         $    85
   Net realized gain (loss)
     on investments ..............            904          18,386             (72)            (160)             (6)              (7)
   Net unrealized appreciation
     (depreciation) of
     investments .................         29,621          73,950             986              283              54              (44)
                                         --------        --------         -------         --------          ------          -------
Net Increase (Decrease)
 in Net Assets
   Resulting from Operations .....         27,135          93,466             682            1,867              22               34
                                         --------        --------         -------         --------          ------          -------
From Unit Transactions:
  Contributions ..................         47,877          78,576           7,801           15,946             756            1,632
  Withdrawals ....................             --              --            (299)          (3,075)             --               --
  Net Transfers ..................         (1,629)         13,645          (6,107)         (16,882)           (355)          (1,515)
  Contract fees ..................           (182)           (265)           (395)            (744)            (35)             (65)
                                         --------        --------         -------         --------          ------          -------
Net Increase (Decrease)
  from Unit
  Transactions ...................         46,066          91,956           1,000           (4,755)            366               52
                                         --------        --------         -------         --------          ------          -------
NET INCREASE (DECREASE) IN
  NET ASSETS .....................         73,201         185,422           1,682           (2,888)            388               86
NET ASSETS:
Beginning of Period/Year .........        740,840         555,418          51,365           54,253           5,570            5,484
                                         --------        --------         -------         --------          ------          -------
End of Period/Year ...............       $814,041        $740,840         $53,047         $ 51,365          $5,958          $ 5,570
                                         ========        ========         =======         ========          ======          =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Investment Company
                                     -----------------------------------------------------------------------------------------------
                                           Mid-Term Bond Fund                Composite Fund               Aggressive Equity Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004        (Unaudited)           2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment
    income (loss) ................        $  (146)       $    848        $   (966)        $  3,362        $ (2,674)        $ (5,326)
  Net realized gain (loss)
    on investments ...............           (110)            123          (3,310)          (5,688)         (4,308)          15,218
  Net unrealized appreciation
    (depreciation) of
    investments ..................            451            (488)           (709)          13,103          (2,171)          18,079
                                          -------        --------        --------         --------        --------         --------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations ................            195             483          (4,985)          10,777          (9,153)          27,971
                                          -------        --------        --------         --------        --------         --------
From Unit Transactions:
  Contributions ..................          3,815           7,671          42,227           60,134          35,410           81,107
  Withdrawals ....................             --              --          (2,815)          (8,348)        (21,107)         (14,074)
  Net Transfers ..................         (7,133)        (10,837)        (38,161)         (48,786)        (23,845)         (67,393)
  Contract fees ..................           (164)           (256)           (976)          (1,947)           (653)          (1,296)
                                          -------        --------        --------         --------        --------         --------
Net Increase (Decrease)
  from Unit Transactions .........         (3,482)         (3,422)            275            1,053         (10,195)          (1,656)
                                          -------        --------        --------         --------        --------         --------
NET INCREASE (DECREASE)
  IN NET ASSETS ..................         (3,287)         (2,939)         (4,710)          11,830         (19,348)          26,315
NET ASSETS:
Beginning of Period/Year .........         34,168          37,107         219,061          207,231         637,698          611,383
                                          -------        --------        --------         --------        --------         --------
End of Period/Year ...............        $30,881        $ 34,168        $214,351         $219,061        $618,350         $637,698
                                          =======        ========        ========         ========        ========         ========

                                                                          Investment Company
                                     -----------------------------------------------------------------------------------------------
                                     Conservative Allocation Fund      Moderate Allocation Fund        Aggressive Allocation Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004        (Unaudited)           2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment
    income (loss) ................           $ --           $  12          $   --           $  168         $    --          $   192
  Net realized gain (loss)
    on investments ...............             --               4              (2)             178              23              797
  Net unrealized appreciation
    (depreciation) of
    investments ..................              6               4              88             (166)             79              (71)
                                             ----           -----          ------           ------         -------          -------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations ................              6              20              86              180             102              918
                                             ----           -----          ------           ------         -------          -------
From Unit Transactions:
  Contributions ..................            167             827             796              864           2,264            3,991
  Withdrawals ....................             --              --              --               --              --               --
  Net Transfers ..................             (3)           (978)           (129)           5,282            (928)          (4,788)
  Contract fees ..................             --              --             (13)              (2)            (24)             (43)
                                             ----           -----          ------           ------         -------          -------
Net Increase (Decrease)
  from Unit Transactions .........            164            (151)            654            6,144           1,312             (840)
                                             ----           -----          ------           ------         -------          -------
NET INCREASE (DECREASE)
  IN NET ASSETS ..................            170            (131)            740            6,324           1,414               78
NET ASSETS:
Beginning of Period/Year .........            412             543           6,608              284           9,435            9,357
                                             ----           -----          ------           ------         -------          -------
End of Period/Year ...............           $582           $ 412          $7,348           $6,608         $10,849          $ 9,435
                                             ====           =====          ======           ======         =======          =======

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Scudder
                                     -----------------------------------------------------------------------------------------------
                                                Bond Fund                 Capital Growth Fund               International Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004        (Unaudited)           2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment
    income (loss) ................        $   647         $   618       $   6,254        $  (3,655)       $  2,814         $  1,050
  Net realized gain (loss)
    on investments ...............            315               7          (1,603)         (18,182)         (1,257)         (18,217)
  Net unrealized appreciation
    (depreciation) of
    investments ..................           (504)            234           7,106           91,557          (3,088)          47,045
                                          -------         -------      ----------       ----------        --------         --------
Net Increase (Decrease) in
    Net Assets Resulting
    from Operations ..............            458             859          11,757           69,720          (1,531)          29,878
                                          -------         -------      ----------       ----------        --------         --------
From Unit Transactions:
  Contributions ..................          2,979           5,248          68,389          121,190          12,148           26,229
  Withdrawals ....................             --            (998)         (5,176)          (6,952)         (6,708)          (6,527)
  Net Transfers ..................         (3,868)         (2,293)        (10,341)         (57,840)         (1,599)         (27,211)
  Contract fees ..................           (127)           (265)           (155)            (261)            (58)            (117)
                                          -------         -------      ----------       ----------        --------         --------
Net Increase (Decrease)
  from Unit Transactions .........         (1,016)          1,692          52,717           56,137           3,783           (7,626)
                                          -------         -------      ----------       ----------        --------         --------
NET INCREASE (DECREASE)
  IN NET ASSETS ..................           (558)          2,551          64,474          125,857           2,252           22,252
NET ASSETS:
Beginning of Period/Year .........         22,107          19,556       1,087,646          961,789         235,073          212,821
                                          -------         -------      ----------       ----------        --------         --------
End of Period/Year ...............        $21,549         $22,107      $1,152,120       $1,087,646        $237,325         $235,073
                                          =======         =======      ==========       ==========        ========         ========

                                                American Century                      Calvert
                                          ----------------------------    -----------------------------
                                          VP Capital Appreciation Fund         Social Balanced Fund
                                          ----------------------------    -----------------------------
                                           For the Six     For the        For the Six        For the
                                           Months Ended   Year Ended      Months Ended      Year Ended
                                          June 30, 2005   December 31,    June 30, 2005    December 31,
                                           (Unaudited)        2004         (Unaudited)        2004
                                          -------------   ------------    -------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
Net investment income .................     $    (507)     $  (1,128)       $   (304)       $    514
Net realized gain (loss) on investments       (21,114)        (5,837)            (44)           (324)
Net unrealized appreciation
(depreciation) of investments .........        26,412         14,712           1,106           4,616
                                            ---------      ---------        --------        --------
Net Increase (Decrease) in Net Assets
Resulting from Operations .............         4,791          7,747             758           4,806
                                            ---------      ---------        --------        --------
From Unit Transactions:
Contributions .........................         5,268         11,505           5,962          13,198
Withdrawals ...........................          (592)        (5,333)         (1,336)         (3,395)
Net Transfers .........................       (37,342)        (8,997)         (4,410)         (9,878)
Contract fees .........................           (41)          (120)           (318)           (646)
                                            ---------      ---------        --------        --------
Net Increase (Decrease) from Unit
Transactions ..........................       (32,707)        (2,945)           (102)           (721)
                                            ---------      ---------        --------        --------
NET INCREASE (DECREASE) IN NET ASSETS .       (27,916)         4,802             656           4,085
NET ASSETS:
Beginning of Period/Year ..............       131,513        126,711          68,202          64,117
                                            ---------      ---------        --------        --------
End of Period/Year ....................     $ 103,597      $ 131,513        $ 68,858        $ 68,202
                                            =========      =========        ========        ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                               Fidelity
                                     -----------------------------------------------------------------------------------------------
                                                  VIP                            VIP II                             VIP II
                                           Equity-Income Fund                 Contra Fund                    Asset Manager Fund
                                     -----------------------------   -----------------------------   -------------------------------
                                      For the Six     For the Year   For the Six      For the Year   For the Six        For the Year
                                      Months Ended       Ended       Months Ended        Ended       Months Ended          Ended
                                     June 30, 2005    December 31,   June 30, 2005    December 31,   June 30, 2005      December 31,
                                       (Unaudited)        2004        (Unaudited)         2004        (Unaudited)           2004
                                     -------------    ------------   -------------    ------------   -------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment
    income (loss) ................       $  3,570        $  1,854        $ (3,005)        $ (3,932)       $  3,846         $  3,274
  Net realized gain (loss)
    on investments ...............         11,947           1,370          10,782            5,977              35             (453)
  Net unrealized appreciation
    (depreciation) of
    investments ..................        (20,955)         26,448          14,848           92,158          (5,247)           4,997
                                         --------        --------        --------         --------        --------         --------
Net Increase (Decrease) in
  Net Assets Resulting
  from Operations ................         (5,438)         29,672          22,625           94,203          (1,366)           7,818
                                         --------        --------        --------         --------        --------         --------
From Unit Transactions:
  Contributions ..................         26,370          57,265          53,951           84,354          10,007           21,494
  Withdrawals ....................        (10,748)         (8,389)        (10,775)         (12,902)         (2,065)          (2,654)
  Net Transfers ..................        (28,502)        (47,491)        (66,925)         (99,808)        (12,278)         (28,990)
  Contract fees ..................         (1,337)         (2,584)           (623)          (1,190)           (576)          (1,091)
                                         --------        --------        --------         --------        --------         --------
Net Increase (Decrease)
  from Unit Transactions .........        (14,217)         (1,199)        (24,372)         (29,546)         (4,912)         (11,241)
                                         --------        --------        --------         --------        --------         --------
NET INCREASE (DECREASE)
  IN NET ASSETS ..................        (19,655)         28,473          (1,747)          64,657          (6,278)          (3,423)
NET ASSETS:
Beginning of Period/Year .........        316,295         287,822         745,266          680,609         181,251          184,674
                                         --------        --------        --------         --------        --------         --------
End of Period/Year ...............       $296,640        $316,295        $743,519         $745,266        $174,973         $181,251
                                         ========        ========        ========         ========        ========         ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2005 and the years ended December 31, 2004, 2003, 2002 and 2001.

                                                        Investment Company
                             -----------------------------------------------------------------------
                                                         Money Market Fund
                             -----------------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                       Years Ended December 31,
SELECTED PER UNIT AND            2005      ---------------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004           2003           2002      2001       2000*
---------------------        -----------   -------       -------        -------   -------      -----
Unit value, beginning
  of period/year .........     $  2.31     $  2.30       $  2.30        $  2.28   $  2.22      $2.13
                               =======     =======       =======        =======   =======      =====
Unit value, end of
  period/year ............     $  2.33     $  2.31       $  2.30        $  2.30   $  2.28      $2.22
                               =======     =======       =======        =======   =======      =====
Units outstanding,
  beginning of
  period/year (1) ........       7,136       6,477         6,019          5,020     8,275
Units Issued (1) .........       1,419       3,523         2,856          3,043     2,474
Units Redeemed (1) .......        (921)     (2,864)       (2,398)        (2,044)   (5,729)
                               -------     -------       -------        -------   -------
Units Outstanding,
  end of period/year .....       7,634       7,136         6,477          6,019     5,020      8,275
                               =======     =======       =======        =======   =======      =====
Net Assets (1) ...........     $17,764     $16,477       $14,896        $13,830   $11,469
                               =======     =======       =======        =======   =======

Expense Ratio (A)(1) .....        0.90%       0.90%(D)      0.90%(D)       0.90%     0.90%
                               =======     =======       =======        =======   =======
Investment Income
  Ratio (B)(1) ...........          --        1.13%         1.08%          1.67%     3.80%
                               =======     =======       =======        =======   =======
Total Return (C)(1) ......        0.78%       0.40%         0.08%          0.57%     3.04%
                               =======     =======       =======        =======   =======

                                                          Investment Company
                             --------------------------------------------------------------------------
                                                           All America Fund
                             --------------------------------------------------------------------------
                             Six Months
                               Ended
                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND           2005      -------------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)     2004          2003           2002         2001        2000*
                              --------    --------      --------       --------     --------     ------
Unit value, beginning
  of period/year .........    $   8.42    $   7.85      $   5.96       $   7.74     $   9.46     $10.97
                              ========    ========      ========       ========     ========     ======
Unit value, end of
  period/year ............    $   8.21    $   8.42      $   7.85       $   5.96     $   7.74     $ 9.46
                              ========    ========      ========       ========     ========     ======
Units outstanding,
  beginning of
  period/year (1) ........      91,071      97,811        98,846        112,867      115,511
Units Issued (1) .........      13,505      22,877        30,163         29,776       44,187
Units Redeemed (1) .......     (12,462)    (29,617)      (31,198)       (43,797)     (46,831)
                              --------    --------      --------       --------     --------
Units Outstanding,
  end of period/year .....      92,114      91,071        97,811         98,846      112,867     115,511
                              ========    ========      ========       ========     ========     =======
Net Assets (1) ...........    $756,222    $766,952      $767,888       $588,669     $873,831
                              ========    ========      ========       ========     ========

Expense Ratio (A)(1) .....        0.90%       0.90%         0.90%          0.90%        0.90%
                              ========    ========      ========       ========     ========
Investment Income
  Ratio (B)(1) ...........          --        1.21%         0.82%          0.81%        0.40%
                              ========    ========      ========       ========     ========
Total Return (C)(1) ......      -2.52%        7.27%        31.82%       -23.08%      -18.12%
                              ========    ========      ========       ========     ========

                                                         Investment Company
                             -----------------------------------------------------------------------
                                                          Equity Index Fund
                             -----------------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                       Years Ended December 31,
SELECTED PER UNIT AND            2005      ---------------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004           2003           2002      2001       2000*
---------------------        -----------   -------       -------        -------   -------      -----
Unit value, beginning
  of period/year .........    $   2.88    $   2.62      $   2.06       $   2.67    $    3.07   $  3.48
                              ========    ========      ========       ========    =========   =======
Unit value, end of
  period/year ............    $   2.84    $   2.88      $   2.62       $   2.06    $    2.67   $  3.07
                              ========    ========      ========       ========    =========   =======
Units outstanding,
  beginning of
  period/year (1) ........     291,616     288,018       257,511        234,984      208,558
Units Issued (1) .........      41,315      44,739        58,577         80,427       88,695
Units Redeemed (1) .......     (41,104)    (41,141)      (28,070)       (57,900)     (62,169)
                              --------    --------      --------       --------    ---------
Units Outstanding,
  end of period/year .....     291,827     291,616       288,018        257,511      234,984   208,558
                              ========    ========      ========       ========    =========   =======
Net Assets (1) ...........    $829,027    $839,334      $755,730       $531,358    $ 628,387
                              ========    ========      ========       ========    =========
Expense Ratio (A)(1) .....       0.90%       0.90%         0.90%          0.90%        0.90%
                              ========    ========      ========       ========    =========
Investment Income
  Ratio (B)(1) ...........          --       1.89%         1.54%          1.62%        3.40%
                              ========    ========      ========       ========    =========
Total Return (C)(1)  .....      -1.30%       9.69%        27.16%        -22.84%      -12.97%
                              ========    ========      ========       ========    =========

                                                           Investment Company
                            ---------------------------------------------------------------------------
                                                        Mid-Cap Equity Index Fund
                            ---------------------------------------------------------------------------
                             Six Months
                               Ended
                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND           2005      -------------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)     2004          2003           2002         2001        2000*
---------------------       -----------   --------      --------       --------     --------     ------
Unit value, beginning
  of period/year .........    $   1.63    $   1.41      $   1.05       $   1.25     $   1.28     $  1.25
                              ========    ========      ========       ========     ========     =======
Unit value, end of
  period/year ............    $   1.68    $   1.63      $   1.41       $   1.05     $   1.25     $  1.28
                              ========    ========      ========       ========     ========     =======
Units outstanding,
  beginning of
  period/year (1) ........     455,043     393,107       333,023        273,759      199,856
Units Issued (1) .........      40,865      82,169        71,911         87,067       99,881
Units Redeemed (1) .......     (12,131)    (20,233)      (11,827)       (27,803)     (25,978)
                              --------    --------      --------       --------     --------
Units Outstanding,
  end of period/year .....     483,777     455,043       393,107        333,023      273,759     199,856
                              ========    ========      ========       ========     ========     =======
Net Assets (1) ...........    $814,041    $740,840      $555,418       $351,106     $343,399
                              ========    ========      ========       ========     ========
Expense Ratio (A)(1) .....       0.90%       0.90%         0.90%          0.90%        0.90%
                              ========    ========      ========       ========     ========
Investment Income
  Ratio (B)(1) ...........          --        1.08%        0.99%          1.75%        2.70%
                              ========    ========      ========       ========     ========
Total Return (C)(1)  .....       3.35%      15.23%        34.01%        -15.95%       -1.96%
                              ========    ========      ========       ========     ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(D) For the period July 15, 2003 through October 14, 2004, the effective annual expense ratio was .70% due to an expense waiver that was in effect. See Note 3 for additional information.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                        Investment Company
                             -----------------------------------------------------------------------
                                                             Bond Fund
                             -----------------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                       Years Ended December 31,
SELECTED PER UNIT AND            2005      ---------------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004           2003           2002      2001       2000*
---------------------        -----------   -------       -------        -------   -------      -----
Unit value, beginning
  of period/year .........     $  4.14     $  3.99       $  3.78        $  3.57   $  3.31      $3.17
                               =======     =======       =======        =======   =======      =====
Unit value, end of
  period/year ............     $  4.20     $  4.14       $  3.99        $  3.78   $  3.57      $3.31
                               =======     =======       =======        =======   =======      =====
Units outstanding,
  beginning of
  period/year (1) ........      12,401      13,580        13,313         12,500     9,131
Units Issued (1) .........       6,611       4,495         5,258          7,469     8,286
Units Redeemed (1) .......      (6,372)     (5,674)       (4,991)        (6,656)   (4,917)
                               -------     -------       -------        -------   -------
Units Outstanding,
  end of period/year .....      12,640      12,401        13,580         13,313    12,500      9,131
                               =======     =======       =======        =======   =======      =====
Net Assets (1) ...........     $53,047     $51,365       $54,253        $50,278   $44,614
                               =======     =======       =======        =======   =======
Expense Ratio (A)(1) .....       0.90%       0.90%         0.90%          0.90%     0.90%
                               =======     =======       =======        =======   =======
Investment Income
  Ratio (B)(1) ...........          --       4.32%         5.24%          8.52%    10.20%
                               =======     =======       =======        =======   =======
Total Return (C)(1)  .....        1.32%      3.68%         5.78%          5.81%     7.77%
                               =======     =======       =======        =======   =======

                                                           Investment Company
                            ---------------------------------------------------------------------------
                                                          Short-Term Bond Fund
                            ---------------------------------------------------------------------------
                             Six Months
                               Ended
                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND           2005      -------------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)     2004          2003           2002         2001        2000*
---------------------       -----------   --------      --------       --------     --------     ------
Unit value, beginning
  of period/year .........      $ 1.54     $  1.53       $  1.52        $  1.46      $  1.37      $1.30
                                ======     =======       =======        =======      =======      =====
Unit value, end of
  period/year ............      $ 1.54     $  1.54       $  1.53        $  1.52      $  1.46      $1.37
                                ======     =======       =======        =======      =======      =====
Units outstanding,
  beginning of
  period/year (1) ........       3,620       3,588         4,463          3,204        2,979
Units Issued (1) .........         492       1,123         1,079          2,617        1,947
Units Redeemed (1) .......        (253)     (1,091)       (1,954)        (1,358)      (1,722)
                                ------     -------       -------        -------      -------
Units Outstanding,
  end of period/year .....       3,859       3,620         3,588          4,463        3,204      2,979
                                ======     =======       =======        =======      =======      =====
Net Assets (1) ...........      $5,958     $ 5,570       $ 5,484        $ 6,765      $ 4,652
                                ======     =======       =======        =======      =======
Expense Ratio (A)(1) .....       0.90%       0.90%         0.90%          0.90%        0.90%
                                ======     =======       =======        =======      =======
Investment Income
  Ratio (B)(1) ...........          --        2.47         2.96%          3.33%        5.50%
                                ======     =======       =======        =======      =======
Total Return (C)(1)  .....       0.35%       0.66%         0.84%          4.10%        6.49%
                                ======     =======       =======        =======      =======

                                                        Investment Company
                             -----------------------------------------------------------------------
                                                        Mid-Term Bond Fund
                             -----------------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                       Years Ended December 31,
SELECTED PER UNIT AND            2005      ---------------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004           2003           2002      2001       2000*
---------------------        -----------   -------       -------        -------   -------      -----
Unit value, beginning
  of period/year .........    $   1.69     $  1.67      $   1.64        $  1.51      $  1.38   $1.34
                              ========     =======      ========        =======      =======   =====
Unit value, end of
  period/year ............    $   1.70     $  1.69      $   1.67        $  1.64      $  1.51   $1.38
                              ========     =======      ========        =======      =======   =====
Units outstanding,
  beginning of
  period/year (1) ........      20,227      22,265        25,589          5,767        3,205
Units Issued (1) .........      11,489       5,420         6,692         24,344        4,689
Units Redeemed (1) .......     (13,561)     (7,458)      (10,016)        (4,522)      (2,127)
                              --------     -------      --------        -------      -------
Units Outstanding,
  end of period/year .....      18,155      20,227        22,265         25,589        5,767   3,205
                              ========     =======      ========        =======      =======   =====
Net Assets (1) ...........    $ 30,881     $34,168      $ 37,107        $41,871      $ 8,682
                              ========     =======      ========        =======      =======
Expense Ratio (A)(1) .....       0.90%       0.90%         0.90%          0.90%        0.90%
                              ========     =======      ========        =======      =======
Investment Income
  Ratio (B)(1) ...........          --       3.42%         3.30%          5.38%        3.88%
                              ========     =======      ========        =======      =======
Total Return (C)(1)  .....       0.70%       1.36%         1.85%          8.69%        9.46%
                              ========     =======      ========        =======      =======

                                                           Investment Company
                            ---------------------------------------------------------------------------
                                                             Composite Fund
                            ---------------------------------------------------------------------------
                             Six Months
                               Ended
                              June 30,                        Years Ended December 31,
SELECTED PER UNIT AND           2005      -------------------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)     2004          2003           2002         2001        2000*
---------------------       -----------   --------      --------       --------     --------     ------
Unit value, beginning
  of period/year .........    $   5.51    $   5.23      $   4.46       $   4.87     $   5.52     $ 5.80
                              ========    ========      ========       ========     ========     ======
Unit value, end of
  period/year ............    $   5.38    $   5.51      $   5.23       $   4.46     $   4.87     $ 5.52
                              ========    ========      ========       ========     ========     ======
Units outstanding,
  beginning of
  period/year (1) ........      39,725      39,610        37,237         34,777       32,563
Units Issued (1) .........       8,684      12,291        13,636         16,351       22,937
Units Redeemed (1) .......      (8,589)    (12,176)      (11,263)       (13,891)     (20,723)
                              --------    --------      --------       --------     --------
Units Outstanding,
  end of period/year .....      39,820      39,725        39,610         37,237       34,777     32,563
                              ========    ========      ========       ========     ========     ======
Net Assets (1) ...........    $214,351    $219,061      $207,231       $166,254     $169,448
                              ========    ========      ========       ========     ========
Expense Ratio (A)(1) .....       0.90%       0.90%         0.90%          0.90%        0.90%
                              ========    ========      ========       ========     ========
Investment Income
  Ratio (B)(1) ...........          --       2.49%         2.64%         -3.48%        7.60%
                              ========    ========      ========       ========     ========
Total Return (C)(1)  .....      -2.38%       5.40%        17.18%         -8.33%      -11.79%
                              ========    ========      ========       ========     ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                       Investment Company
                                        -------------------------------------------------------------------------
                                                                     Aggressive Equity Fund
                                        -------------------------------------------------------------------------
                                        Six Months
                                           Ended
                                          June 30,                        Years Ended December 31,
SELECTED PER UNIT AND                       2005       ----------------------------------------------------------
SUPPLEMENTARY DATA:                     (Unaudited)      2004         2003         2002         2001        2000*
---------------------                     --------     --------     --------     --------     --------    -------
Unit value, beginning of period/year ..   $   2.81     $   2.69     $   1.95     $   2.47     $   2.79    $  3.20
                                          ========     ========     ========     ========     ========    =======
Unit value, end of period/year ........   $   2.77     $   2.81     $   2.69     $   1.95     $   2.47    $  2.79
                                          ========     ========     ========     ========     ========    =======
Units outstanding, beginning
   of period/year (1) .................    226,768      227,130      204,400      200,960      173,281
Units Issued (1) ......................     18,290       37,115       44,210       50,916       59,555
Units Redeemed (1) ....................    (22,090)     (37,477)     (21,480)     (47,476)     (31,876)
                                          --------     --------     --------     --------     --------
Units Outstanding, end of period/year .    222,968      226,768      227,130      204,400      200,960    173,281
                                          ========     ========     ========     ========     ========    =======
Net Assets (1) ........................   $618,350     $637,698     $611,383     $398,341     $496,849
                                          ========     ========     ========     ========     ========
Expense Ratio (A)(1) ..................      0.90%        0.90%        0.90%        0.90%        0.90%
                                          ========     ========     ========     ========     ========
Investment Income Ratio (B)(1) ........         --           --           --           --        0.50%
                                          ========     ========     ========     ========     ========
Total Return (C)(1) ...................     -1.38%        4.47%       38.12%      -21.18%      -11.43%
                                          ========     ========     ========     ========     ========

                                                        Investment Company
                       -------------------------------------------------------------------------------------
                                   Conservative                                     Moderate
                                  Allocation Fund                               Allocation Fund
                       ----------------------------------------   ------------------------------------------
                        Six Months                                Six Months
                           Ended        Year          Period         Ended         Year           Period
                         June 30,      Ended          Ended         June 30,       Ended           Ended
SELECTED PER UNIT AND      2005     December 31,   December 31,       2005      December 31,    December 31,
SUPPLEMENTARY DATA:    (Unaudited)      2004          2003**      (Unaudited)       2004           2003**
---------------------  -----------  ------------   ------------   -----------   ------------    ------------
Unit value, beginning
   of period/year .....   $1.09        $1.05          $ 1.00         $ 1.19        $ 1.11         $ 1.00
                          =====        =====          ======         ======        ======         ======
Unit value, end of
   period/year ........   $1.09        $1.09          $ 1.05         $ 1.20        $ 1.19         $ 1.11
                          =====        =====          ======         ======        ======         ======
Units outstanding,
   beginning of
   period/year (1) ....     379          518              --          5,543           256             --
Units Issued (1) ......     155          804             518            674         5,417            282
Units Redeemed (1) ....      --         (943)             --            (93)         (130)           (26)
                          -----        -----          ------         ------        ------         ------
Units Outstanding, end
   of period/year .....     534          379             518          6,124         5,543            256
                          =====        =====          ======         ======        ======         ======
Net Assets (1) ........   $ 582        $ 412          $  543         $7,348        $6,608         $  284
                          =====        =====          ======         ======        ======         ======
Expense Ratio (A)(1) ..   0.90%        0.90%           0.90%          0.90%         0.90%          0.90%
                          =====        =====          ======         ======        ======         ======
Investment Income
   Ratio (B)(1) .......      --         2.60%         16.95%(D)          --        11.49%             --
                          =====        =====          ======         ======        ======         ======
Total Return (C)(1) ...   0.37%        3.75%           4.73%          0.65%         7.30%         11.11%
                          =====        =====          ======         ======        ======         ======

                                    Investment Company
                         -----------------------------------------
                                         Aggressive
                                      Allocation Fund
                         -----------------------------------------
                          Six Months
                            Ended        Year            Period
                           June 30,      Ended           Ended
SELECTED PER UNIT AND        2005      December 31,   December 31,
SUPPLEMENTARY DATA:      (Unaudited)      2004           2003**
---------------------    -----------   ------------   ------------
Unit value, beginning
   of period/year .....    $  1.29      $  1.19         $ 1.00
                           =======      =======         ======
Unit value, end of
   period/year ........    $  1.30      $  1.29         $ 1.19
                           =======      =======         ======
Units outstanding,
   beginning of
   period/year (1) ....      7,306        7,889             --
Units Issued (1) ......      1,778        5,134          8,230
Units Redeemed (1) ....       (712)      (5,717)          (341)
                           -------      -------         ------
Units Outstanding, end
   of period/year .....      8,372        7,306          7,889
                           =======      =======         ======
Net Assets (1) ........    $10,849      $ 9,435         $9,357
                           =======      =======         ======
Expense Ratio (A)(1) ..      0.90%        0.90%          0.90%
                           =======      =======         ======
Investment Income
   Ratio (B)(1) .......         --        2.33%          5.29%(D)
                           =======      =======         ======
Total Return (C)(1) ...      0.34%        8.89%         18.61%
                           =======      =======         ======

----------
*     Commenced operations April 3, 2000. ** Commenced operations May 20, 2003.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(D)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                     Scudder
                             --------------------------------------------------------------
                                                    Bond Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002       2001    2000*
---------------------        -----------   -------    -------    -------    -------   -----
Unit value, beginning
  of period/year .........     $ 16.94     $ 16.22    $ 15.58    $ 14.60    $ 13.94   $12.97
                               =======     =======    =======    =======    =======   ======
Unit value, end of
  period/year ............     $ 17.30     $ 16.94    $ 16.22    $ 15.58    $ 14.60   $13.94
                               =======     =======    =======    =======    =======   ======
Units outstanding,
  beginning of
  period/year (1) ........       1,305       1,206      1,092        906        529
Units Issued (1) .........         176         393        413        591        638
Units Redeemed (1) .......        (236)       (294)      (299)      (405)      (261)
                               -------     -------    -------    -------    -------
Units Outstanding,
  end of period/year .....       1,245       1,305      1,206      1,092        906     529
                               =======     =======    =======    =======    =======   ======
Net Assets (1) ...........     $21,549     $22,107    $19,556    $17,013    $13,233
                               =======     =======    =======    =======    =======
Expense Ratio (A)(1) .....       0.90%       0.90%      0.90%      0.90%      0.90%
                               =======     =======    =======    =======    =======
Investment Income
  Ratio (B)(1) ...........       3.37%       3.90%      4.03%      6.09%      3.90%
                               =======     =======    =======    =======    =======
Total Return (C)(1)  .....       2.14%       4.43%      4.11%      6.68%      4.79%
                               =======     =======    =======    =======    =======

                                                        Scudder
                            ---------------------------------------------------------------
                                                   Capital Growth Fund
                            ---------------------------------------------------------------
                             Six Months
                               Ended
                              June 30,                    Years Ended December 31,
SELECTED PER UNIT AND           2005      -------------------------------------------------
SUPPLEMENTARY DATA:         (Unaudited)     2004       2003       2002       2001     2000*
---------------------       -----------   --------   --------   --------   --------  ------
Unit value, beginning
  of period/year .........  $    32.43  $    30.30   $  24.10   $  34.34   $  42.97  $49.54
                            ==========  ==========   ========   ========   ========  ======
Unit value, end of
  period/year ............  $    32.74  $    32.43   $  30.30   $  24.10   $  34.34  $42.97
                            ==========  ==========   ========   ========   ========  ======
Units outstanding,
  beginning of
  period/year (1) ........      33,537      31,737     27,801     24,693     21,974
Units Issued (1) .........       2,602       4,133      5,036      5,272      4,923
Units Redeemed (1) .......        (951)     (2,333)    (1,100)    (2,164)    (2,204)
                            ----------  ----------   --------   --------   --------
Units Outstanding,
  end of period/year .....      35,188      33,537     31,737     27,801     24,693  21,974
                            ==========  ==========   ========   ========   ========  ======
Net Assets (1) ...........  $1,152,120  $1,087,646   $961,789   $670,008   $847,963
                            ==========  ==========   ========   ========   ========
Expense Ratio (A)(1) .....       0.90%       0.90%      0.90%      0.90%      0.90%
                            ==========  ==========   ========   ========   ========
Investment Income
  Ratio (B)(1) ...........       1.01%       0.54%      0.42%      0.33%     13.80%
                            ==========  ==========   ========   ========   ========
Total Return (C)(1)  .....       0.96%       7.02%     25.75%    -29.82%    -20.08%
                            ==========  ==========   ========   ========   ========

                                                        Scudder
                             --------------------------------------------------------------
                                                  International Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002      2001    2000*
---------------------        -----------   -------    -------    -------   -------   -----
Unit value, beginning
  of period/year .........    $  16.23    $  14.05   $  11.10   $  13.72   $  20.02  $25.18
                              ========    ========   ========   ========   ========  ======
Unit value, end of
  period/year ............    $  16.12    $  16.23   $  14.05   $  11.10   $  13.72  $20.02
                              ========    ========   ========   ========   ========  ======
Units outstanding,
  beginning of
  period/year (1) ........      14,488      15,148     13,572     12,459     11,288
Units Issued (1) .........         962       2,564      2,359      2,838      3,714
Units Redeemed (1) .......        (726)     (3,224)      (783)    (1,725)    (2,543)
                              --------    --------   --------   --------   --------
Units Outstanding,
  end of period/year .....      14,724      14,488     15,148     13,572     12,459  11,288
                              ========    ========   ========   ========   ========  ======
Net Assets (1) ...........    $237,325    $235,073   $212,821   $150,612   $170,911
                              ========    ========   ========   ========   ========
Expense Ratio (A)(1) .....       0.90%       0.90%      0.90%      0.90%      0.90%
                              ========    ========   ========   ========   ========
Investment Income
  Ratio (B)(1) ...........       1.65%       1.38%      0.75%      0.84%     23.10%
                              ========    ========   ========   ========   ========
Total Return (C)(1)  .....      -0.66%      15.48%     26.60%    -19.10%    -31.48%
                              ========    ========   ========   ========   ========


                                                      American Century
                             --------------------------------------------------------------
                                               VP Capital Appreciation Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002      2001     2000*
---------------------        -----------   -------    -------    -------   -------   ------
Unit value, beginning
  of period/year .........    $  13.46    $  12.59   $  10.52   $  13.44   $  18.82  $20.62
                              ========    ========   ========   ========   ========  ======
Unit value, end of
  period/year ............    $  14.08    $  13.46   $  12.59   $  10.52   $  13.44  $18.82
                              ========    ========   ========   ========   ========  ======
Units outstanding,
  beginning of
  period/year (1) ........       9,770      10,061     10,015      9,580      8,928
Units Issued (1) .........         512         982      1,291      1,844      3,198
Units Redeemed (1) .......      (2,926)     (1,273)    (1,245)    (1,409)    (2,546)
                              --------    --------   --------   --------   --------
Units Outstanding,
  end of period/year .....       7,356       9,770     10,061     10,015      9,580   8,928
                              ========    ========   ========   ========   ========  ======
Net Assets (1) ...........    $103,597    $131,513   $126,711   $105,385   $128,755
                              ========    ========   ========   ========   ========
Expense Ratio (A)(1) .....       0.65%       0.65%      0.65%      0.65%      0.70%
                              ========    ========   ========   ========   ========
Investment Income
  Ratio (B)(1) ...........          --          --         --         --     37.50%
                              ========    ========   ========   ========   ========
Total Return (C)(1) ......       4.62%       6.88%     19.69%    -21.71%    -28.57%
                              ========    ========   ========   ========   ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                         Calvert
                             --------------------------------------------------------------
                                                   Social Balanced Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002      2001    2000*
---------------------        -----------   -------    -------    -------   -------   -----
Unit value, beginning
  of period/year .........     $  3.29     $  3.07    $  2.59   $   2.98    $  3.23   $3.46
                               =======     =======    =======   ========    =======   =====
Unit value, end of
  period/year ............     $  3.33     $  3.29    $  3.07   $   2.59    $  2.98   $3.23
                               =======     =======    =======   ========    =======   =====
Units outstanding,
  beginning of
  period/year (1) ........      20,720      20,898     19,705     22,799     17,452
Units Issued (1) .........       1,827       4,688      5,996      6,840     11,598
Units Redeemed (1) .......      (1,854)     (4,866)    (4,803)    (9,934)    (6,251)
                               -------     -------    -------   --------    -------
Units Outstanding,
  end of period/year .....      20,693      20,720     20,898     19,705     22,799  17,452
                               =======     =======    =======   ========    =======  ======
Net Assets (1) ...........     $68,858     $68,202    $64,117   $ 51,129    $67,947
                               =======     =======    =======   ========    =======
Expense Ratio (A)(1) .....       0.90%       0.90%      0.90%      0.90%      0.90%
                               =======     =======    =======   ========    =======
Investment Income
  Ratio (B)(1) ...........          --       1.67%      2.01%      2.39%      6.20%
                               =======     =======    =======   ========    =======
Total Return (C)(1)  .....        1.09%      7.28%     18.25%    -12.94%     -7.78%
                               =======     =======    =======   ========    =======

                                                           Fidelity
                             --------------------------------------------------------------
                                                    VIP Equity-Income Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002      2001    2000*
---------------------        -----------   -------    -------    -------   -------   -----
Unit value, beginning
  of period/year .........    $  38.46    $  34.76   $  26.89   $  32.63   $  34.61   $31.31
                              ========    ========   ========   ========   ========   ======
Unit value, end of
  period/year ............    $  37.81    $  38.46   $  34.76   $  26.89   $  32.63   $34.61
                              ========    ========   ========   ========   ========   ======
Units outstanding,
  beginning of
  period/year (1) ........       8,225       8,280      7,466      7,456      6,455
Units Issued (1) .........       1,146       1,852      2,382      3,087      3,144
Units Redeemed (1) .......      (1,526)     (1,907)    (1,568)    (3,077)    (2,143)
                              --------    --------   --------   --------   --------
Units Outstanding,
  end of period/year .....       7,845       8,225      8,280      7,466      7,456    6,455
                              ========    ========   ========   ========   ========   ======
Net Assets (1) ...........    $296,640    $316,295   $287,822   $200,731   $243,305
                              ========    ========   ========   ========   ========
Expense Ratio (A)(1) .....        0.80%       0.80%      0.80%      0.80%      0.80%
                              ========    ========   ========   ========   ========
Investment Income
  Ratio (B)(1) ...........       1.64%       1.53%      1.70%      3.96%      6.20%
                              ========    ========   ========   ========   ========
Total Return (C)(1)  .....      -1.67%      10.64%     29.29%    -17.61%     -5.72%
                              ========    ========   ========   ========   ========

                                                        Fidelity
                             --------------------------------------------------------------
                                                    VIP II Contra Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002      2001    2000*
---------------------        -----------   -------    -------    -------   -------   -----
Unit value, beginning
  of period/year .........    $  33.97    $  29.66   $  23.27   $  25.88   $  29.73  $33.78
                              ========    ========   ========   ========   ========  ======
Unit value, end of
  period/year ............    $  35.06    $  33.97   $  29.66   $  23.27   $  25.88  $29.73
                              ========    ========   ========   ========   ========  ======
Units outstanding,
  beginning of
  period/year (1) ........      21,936      22,948     24,653     22,828     19,053
Units Issued (1) .........       2,862       4,146      3,985      5,288      9,044
Units Redeemed (1) .......      (3,589)     (5,158)    (5,690)    (3,463)    (5,269)
                              --------    --------   --------   --------   --------
Units Outstanding,
  end of period/year .....      21,209      21,936     22,948     24,653     22,828  19,053
                              ========    ========   ========   ========   ========  ======
Net Assets (1) ...........    $743,519    $745,266   $680,609   $573,743   $590,786
                              ========    ========   ========   ========   ========
Expense Ratio (A)(1) .....       0.80%       0.80%      0.80%      0.80%      0.80%
                              ========    ========   ========   ========   ========
Investment Income
  Ratio (B)(1) ...........       0.03%       0.33%      0.47%      0.80%      3.30%
                              ========    ========   ========   ========   ========
Total Return (C)(1)  .....       3.19%      14.55%     27.44%    -10.07%    -12.95%
                              ========    ========   ========   ========   ========


                                                        Fidelity
                             --------------------------------------------------------------
                                               VIP II Asset Manager Fund
                             --------------------------------------------------------------
                             Six Months
                                Ended
                               June 30,                  Years Ended December 31,
SELECTED PER UNIT AND            2005      ------------------------------------------------
SUPPLEMENTARY DATA:          (Unaudited)    2004        2003       2002      2001    2000*
---------------------        -----------   -------    -------    -------   -------   -----
Unit value, beginning
  of period/year .........    $  26.51    $  25.34   $  21.65   $  23.91   $  25.14  $26.89
                              ========    ========   ========   ========   ========  ======
Unit value, end of
  period/year ............    $  26.32    $  26.51   $  25.34   $  21.65   $  23.91  $25.14
                              ========    ========   ========   ========   ========  ======
Units outstanding,
  beginning of
  period/year (1) ........       6,836       7,288      7,359      7,270      3,029
Units Issued (1) .........         434         925      1,537      1,750      8,058
Units Redeemed (1) .......        (623)     (1,377)    (1,608)    (1,661)    (3,817)
                              --------    --------   --------   --------   --------
Units Outstanding,
  end of period/year .....       6,647       6,836      7,288      7,359      7,270   3,029
                              ========    ========   ========   ========   ========  ======
Net Assets (1) ...........    $174,973    $181,251   $184,674   $159,339   $173,863
                              ========    ========   ========   ========   ========
Expense Ratio (A)(1) .....       0.80%       0.80%      0.80%      0.80%      0.80%
                              ========    ========   ========   ========   ========
Investment Income
  Ratio (B)(1) ...........       2.65%       2.73%      3.41%      3.95%      3.30%
                              ========    ========   ========   ========   ========
Total Return (C)(1)  .....      -0.71%       4.63%     17.03%     -9.46%     -4.86%
                              ========    ========   ========   ========   ========

----------
*     Commenced operations April 3, 2000.
(1)   Data is presented for fiscal years beginning after December 15, 2000.
(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends, excluding distributions of capital gains (except for the years ended December 31, 2002 and 2001), received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies and Organization

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Fidelity Investments Contrafund and Fidelity Investments Asset Manager Funds. On May 20, 2003 the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 3 as investment alternatives. As of June 30, 2005, there were twenty investment funds available to Separate Account No. 3. Mutual of America Separate Account No. 3 funds invested in corresponding funds of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), a fund of American Century Variable Portfolios Inc. ("American Century"), the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and portfolios of Fidelity Variable Insurance Products Funds ("Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income, is recognized as investment income while accumulated capital gains is recognized as realized gains from distributions. All dividend distributions are recognized on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. Investments

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2005 are as follows:

                                                        Number of      Net Asset
                                                         Shares          Value
                                                        ---------      ---------
Investment Company Funds:
 Money Market Fund: ................................      14,746        $1.20
 All America Fund ..................................     377,844         2.00
 Equity Index Fund .................................     395,956         2.10
 Mid-Cap Equity Index Fund .........................     536,493         1.52
 Bond Fund .........................................      40,396         1.31
 Short-Term Bond Fund ..............................       5,778         1.03
 Mid-Term Bond Fund ................................      32,265         0.96
 Composite Fund ....................................     149,609         1.43
 Aggressive Equity Fund ............................     356,386         1.74
 Conservative Allocation Fund ......................         593         1.03
 Moderate Allocation Fund ..........................       6,532         1.12
 Aggressive Allocation Fund ........................       9,122         1.22

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. INVESTMENTS (CONTINUED)

                                                        Number of      Net Asset
                                                         Shares          Value
                                                        ---------      ---------
Scudder Portfolios:
  Bond Portfolio ...................................       3,182       $ 6.99
  Capital Growth Portfolio -- Class "A" ............      73,359        15.73
  International Portfolio -- Class "A" .............      25,485         9.32
American Century VP Capital Appreciation Fund ......      12,787         8.04
Calvert Social Balanced Portfolio ..................      36,406         1.90
Fidelity Portfolios:
  Equity-Income -- "Initial" Class .................      12,451        23.77
  Contrafund -- "Initial" Class ....................      26,980        27.49
  Asset Manager -- "Initial" Class .................      12,087        14.41

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may be deducted from a policyowner's account and are reflected as unit transactions in the accompanying financial statements. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly from a policyowner's account and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily a mortality risk charge at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

      From July 15, 2003 through October 14, 2004, the Investment Company Money Market Fund's annual expenses were waived to the extent required to prevent the total investment returns, net of separate account expenses, from producing a negative result. During the period of the waiver, the Investment Company Money Market Fund's expenses were reduced at an annual rate of 0.20%.

4. SUBSEQUENT EVENT

      On July 1, 2005, the Investment Company opened three new Funds, a Mid Cap Value Fund, a Small Cap Value Fund and a Small Cap Growth Fund, which became available for investment by Mutual of America Life Separate Account No. 3 on that date.

      Four new outside funds, the Fidelity VIP Mid Cap Portfolio, Vanguard Diversified Portfolio, Vanguard International Portfolio, and the Oppenheimer Main Street Fund were also introduced. All the new funds became available for investment by Mutual of America Separate Accounts No. 2 on that date.

                                                  MUTUAL OF AMERICA
                                                  LIFE INSURANCE COMPANY

                                                  320 PARK AVENUE
                                                  NEW YORK, NY 10022-6839
                                                  212-224-1600

                                                  www.mutualofamerica.com